Contingent liabilities and financial commitments - General Litigation Overview - Additional Information (Details) £ in Billions	12 Months Ended
	Dec. 31, 2024 USD ($) AOA (Kz) NGN (₦) JPY (¥) TRY (₺) BRL (R$) MZN (MT) KRW (₩) CAD ($) BDT (৳) ARS ($) EUR (€) SAR (ر.س) Case	Dec. 31, 2024 GBP (£) AOA (Kz) NGN (₦) JPY (¥) TRY (₺) BRL (R$) MZN (MT) KRW (₩) CAD ($) BDT (৳) ARS ($) EUR (€) USD ($) SAR (ر.س) Case	Dec. 31, 2023 HRK (kn) Case
Disclosure Of Commitments And Contingencies [Line Items]
Provisions under state settlement agreements	$ 5,200,000,000	£ 4.2
Initial number of cases	4,000	4,000
Number of cases after reduction	400	400
Class actions, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	12	12	12
Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	50	50	54
Outside United States | Class actions, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	12	12
Canada | Class actions, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	11	11
Canada | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	5	5
Venezeula | Class actions, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	1	1
Italy | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	6	6
Brazil | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	12	12
Chile | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	18	18
Argentina | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	5	5
Ireland | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	2	2
Further two jurisdictions | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	1	1
US dollar
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | $	1.2524	1.2524
Canada, Dollars
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | $	1.8012	1.8012
Euro
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | €	1.2095	1.2095
Brazil, Brazil Real
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | R$	7.7371	7.7371
Angola, Kwanza
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | Kz	1,155.5237	1,155.5237
Argentina, Pesos
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | $	1,291.2244	1,291.2244
Mozambique, Meticais
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | MT	80.0346	80.0346
Nigeria, Nairas
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ₦	1,933.7056	1,933.7056
Korea (South), Won
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ₩	1,843.72	1,843.72
Croatia, Kuna | Euro
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | kn			7.5345
Japan, Yen
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ¥	196.8272	196.8272
Saudi Arabia, Riyals
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ر.س	4.7058	4.7058
Turkey, New Lira
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ₺	44.2855	44.2855
Bangladesh, Taka
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ৳	149.6618	149.6618